                                  . Allmerica Advantage
[Graphics]                          Variable Annuity/
                                    ExecAnnuity Plus

                                  . Allmerica Immediate
                                    Advantage

                                  . Premier Choice



We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign
                                                  ---------------------
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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2002

                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Growth Opportunities Series

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth Opportunities Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

                              GENERAL INFORMATION


Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Growth and Income Securities Fund
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC
Broward Financial Centre, Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                   Without Surrender Charge               With Surrender Charge
                                                                           and Contract Fee                   and Contract Fee*
                                                                                   10 Years                            10 Years
                                                    Sub-                 10 Years   or Life                  10 Years   or Life
                                          Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                                     Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                              Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                  4/29/85    9/4/91  -24.56% -3.75%    5.08%     5.08%  -30.19%  -4.84%    4.91%     4.91%
AIT Equity Index Fund                 9/28/90    9/4/91  -23.35% -2.21%    7.35%     7.35%  -29.05%  -3.27%    7.26%     7.26%
AIT Government Bond Fund              8/26/91    9/8/91    7.69%  5.36%    4.91%     4.91%   -0.10%   4.50%    4.87%     4.87%
AIT Money Market Fund                 4/29/85    9/9/91    0.19%  3.08%    3.15%     3.15%   -7.07%   2.14%    3.12%     3.12%
AIT Select Aggressive Growth
  Fund                                8/21/92   9/16/92  -29.89% -9.72%    1.96%     1.96%  -35.13% -10.78%    1.79%     1.79%
AIT Select Capital Appreciation Fund  4/28/95   4/28/95  -22.74%  1.91%    8.23%     8.23%  -28.42%   0.87%    7.99%     7.99%
AIT Select Emerging Markets
  Fund                                2/20/98    8/1/00  -11.97%    N/A   -9.42%   -19.84%  -18.31%     N/A  -10.29%   -21.98%
AIT Select Growth Fund                8/21/92   9/16/92  -28.65% -6.04%    3.31%     3.31%  -33.95%  -7.06%    3.20%     3.20%
AIT Select Growth and Income
  Fund                                8/21/92   9/16/92  -26.39% -5.50%    4.21%     4.21%  -31.82%  -6.51%    4.11%     4.11%
AIT Select International
  Equity Fund                          5/2/94    5/3/94  -20.54% -3.85%    1.61%     1.61%  -26.42%  -4.89%    1.37%     1.37%
AIT Select Investment Grade
  Income Fund                         4/29/85    9/5/91    6.57%  5.06%    5.52%     5.52%   -1.20%   4.14%    5.43%     5.43%
AIT Select Strategic Growth
  Fund                                2/20/98    8/1/00  -47.16%    N/A  -24.70%   -43.17%  -50.97%     N/A  -25.42%   -44.69%
AIT Select Strategic Income
  Fund                                 7/3/00    5/1/01    7.34%    N/A    7.14%     6.53%   -0.46%     N/A    4.55%     1.85%
AIT Select Value Opportunity
  Fund                                4/30/93    5/2/93  -17.53%  2.70%    8.61%     8.61%  -23.60%   1.64%    8.51%     8.51%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                                 5/1/98    8/1/00  -23.79%    N/A   -5.04%   -24.61%  -29.32%     N/A   -6.00%   -26.68%
AIM V.I. Blue Chip Fund              12/29/99    5/1/01  -27.23%    N/A  -20.46%   -24.56%  -32.48%     N/A  -21.92%   -27.87%
AIM V.I. Premier Equity Fund           5/5/93    8/1/00  -31.27% -3.60%    6.29%   -23.52%  -36.25%  -4.49%    6.29%   -25.59%
AIM V.I. Basic Value Fund
  (Series II Shares)                  9/10/01    5/1/02  -23.54%    N/A  -17.26%   -24.21%  -29.05%     N/A  -21.87%   -29.67%
AIM V.I. Capital Development
  Fund (Series II Shares)              5/1/98    5/1/02  -22.76%    N/A   -2.93%   -25.91%  -28.32%     N/A   -3.88%   -31.24%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                           1/14/91    8/1/00  -23.39%  1.97%    9.36%    -9.01%  -28.97%   1.02%    9.36%   -11.50%
Alliance Premier Growth
  Portfolio                           6/26/92    8/1/00  -31.84% -2.94%    7.49%   -28.29%  -36.80%  -3.85%    7.48%   -30.27%
AllianceBernstein Small Cap
  Value Portfolio                      5/1/01    5/1/02   -7.80%    N/A    1.15%   -17.39%  -14.44%     N/A   -3.28%   -23.34%
AllianceBernstein Value
  Portfolio                            5/1/01    5/1/02  -14.29%    N/A   -9.06%   -15.88%  -20.47%     N/A  -13.04%   -21.94%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International
  Value Equity Series          10/29/92    5/6/93  -11.70% -1.39%    4.17%     4.20%  -18.13% -2.39%    4.09%     4.13%
Delaware VIP Growth
  Opportunities Series
  (Service Class)               7/12/91    8/1/00  -26.17%  0.64%    5.75%   -23.28%  -31.50% -0.28%    5.74%   -25.34%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.14%    N/A   -0.50%    -0.50%   -8.26%    N/A   -4.86%    -4.86%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    9/5/91  -18.15% -1.14%    8.21%     8.21%  -24.27% -2.30%    8.02%     8.02%
Fidelity VIP Growth Portfolio   10/9/86    9/5/91  -31.12% -1.80%    6.88%     6.88%  -36.32% -2.91%    6.70%     6.70%
Fidelity VIP High Income
  Portfolio                     9/19/85   9/24/91    1.94% -7.40%    1.99%     1.99%   -5.48% -8.39%    1.88%     1.88%
Fidelity VIP Overseas
  Portfolio                     1/28/87    9/5/91  -21.44% -5.34%    3.19%     3.19%  -27.19% -6.31%    3.10%     3.10%
Fidelity VIP II Asset Manager
  Portfolio                      9/6/89    5/4/94  -10.05% -0.01%    5.53%     4.90%  -16.58% -0.98%    5.49%     4.77%
Fidelity VIP II Contrafund
  Portfolio (Service Class 2)    1/3/95    5/1/01  -10.92%  1.96%   10.39%    -9.76%  -17.34%  1.03%   10.26%   -13.72%
Fidelity VIP III Growth
  Opportunities Portfolio
  (Service Class 2)              1/3/95    8/1/00  -23.14% -7.85%    3.30%   -20.65%  -28.68% -8.70%    3.10%   -22.77%
Fidelity VIP III Mid Cap
  Portfolio (Service Class 2)  12/28/98    5/1/02  -11.38%    N/A   13.73%   -14.28%  -17.77%    N/A   12.88%   -20.45%
Fidelity VIP III Value
  Strategies
  Portfolio (Service Class 2)   2/20/02    5/1/02      N/A    N/A  -21.49%   -25.17%      N/A    N/A  -27.14%   -30.56%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and
  Income Securities Fund        1/24/89    8/1/00   -8.52% -1.31%    1.37%    -5.76%  -15.11% -2.22%    1.37%    -8.27%
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.48%  0.43%    4.42%   -18.09%  -31.78% -0.49%    4.07%   -23.99%
FT VIP Franklin Small Cap Fund  11/1/95    8/1/00  -29.72% -1.40%    4.81%   -24.86%  -34.82% -2.32%    4.59%   -26.92%
FT VIP Mutual Shares
  Securities Fund               11/8/96    5/1/02  -13.08%  2.49%    5.07%   -15.56%  -19.34%  1.56%    4.69%   -21.64%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.73% -3.54%    6.22%   -21.56%  -25.52% -4.42%    6.22%   -27.21%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences
  Fund                          5/22/97   8/1/00   -25.55%  3.73%    4.99%   -13.01%  -30.93%  2.84%    4.40%   -15.35%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio    9/13/93   8/1/00   -27.78% -3.29%    4.61%   -27.68%  -33.03% -4.20%    4.60%   -29.68%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   8/1/00   -22.91%    N/A    2.53%   -19.56%  -28.49%    N/A    1.52%   -21.74%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00   5/1/02   -44.16%    N/A  -26.74%   -29.02%  -48.19%    N/A  -28.50%   -34.13%
MFS New Discovery Series         5/1/98   5/1/02   -32.82%    N/A    0.87%   -25.30%  -37.66%    N/A   -0.12%   -30.68%
MFS Total Return Series          1/3/95   5/1/02    -6.77%  3.25%    8.86%    -8.24%  -13.49%  2.36%    8.72%   -14.85%
MFS Utilities Series             1/3/95   5/1/02   -24.04% -2.30%    7.40%   -16.34%  -29.51% -3.20%    7.25%   -22.36%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85   5/1/02   -28.07%  0.60%    8.31%   -21.51%  -33.25% -0.32%    8.31%   -27.16%
Oppenheimer Global Securities
  Fund/VA                      11/12/90   5/1/02   -23.52%  3.63%   10.03%   -23.04%  -29.03%  2.75%   10.03%   -28.58%
Oppenheimer High Income
  Fund/VA                       4/30/86   5/1/02    -4.04% -1.63%    4.90%    -5.39%  -10.95% -2.53%    4.90%   -12.21%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95   5/1/02   -20.19% -4.87%    6.36%   -19.53%  -25.93% -5.74%    6.18%   -25.33%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87   5/1/02   -11.93%  1.33%    6.26%   -10.32%  -18.27%  0.40%    6.26%   -16.78%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
  Portfolio                    10/30/98   8/1/00    -2.85%    N/A    1.27%   -15.14%   -9.85%    N/A    0.15%   -17.40%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95   8/1/00     0.79%  0.47%    8.37%     3.06%   -6.47% -0.45%    8.22%     0.32%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   8/1/00   -36.46%    N/A  -13.98%   -38.63%  -41.06%    N/A  -15.30%   -40.32%
SVS Dreman Financial Services
  Portfolio                      5/4/98   8/1/00    -9.84%    N/A   -0.88%     1.16%  -16.34%    N/A   -1.86%    -1.54%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94   5/1/95   -19.48% -5.59%   -0.58%    -1.13%  -25.37% -6.55%   -0.76%    -1.44%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85   4/20/94  -24.56% -3.75%    5.08%     5.86%  -30.17%  -4.81%    4.94%     5.66%
AIT Equity Index Fund           9/28/90   4/21/94  -23.35% -2.21%    7.35%     8.02%  -29.05%  -3.27%    7.26%     7.86%
AIT Government Bond Fund        8/26/91   4/20/94    7.69%  5.36%    4.90%     5.22%   -0.11%   4.50%    4.88%     5.11%
AIT Money Market Fund           4/29/85   4/10/94    0.19%  3.08%    3.15%     3.39%   -7.08%   2.13%    3.10%     3.25%
AIT Select Aggressive Growth
  Fund                          8/21/92   4/20/94  -29.89% -9.72%    1.95%     1.04%  -35.14% -10.79%    1.78%     0.76%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.74%  1.91%    8.23%     8.23%  -28.42%   0.86%    7.98%     7.98%
AIT Select Emerging Markets
  Fund                          2/20/98    8/1/00  -11.97%    N/A   -9.42%   -19.84%  -18.31%     N/A  -10.28%   -21.98%
AIT Select Growth Fund          8/21/92   4/20/94  -28.65% -6.04%    3.28%     4.87%  -33.98%  -7.08%    3.15%     4.67%
AIT Select Growth and Income
  Fund                          8/21/92   4/20/94  -26.39% -5.50%    4.21%     4.28%  -31.82%  -6.50%    4.11%     4.10%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.54% -3.85%    1.61%     1.61%  -26.42%  -4.89%    1.37%     1.37%
AIT Select Investment Grade
  Income Fund                   4/29/85   4/21/94    6.57%  5.06%    5.52%     5.72%   -1.16%   4.18%    5.47%     5.59%
AIT Select Strategic Growth
  Fund                          2/20/98    8/1/00  -47.16%    N/A  -24.70%   -43.17%  -50.97%     N/A  -25.42%   -44.69%
AIT Select Strategic Income
  Fund                           7/3/00    5/1/01    7.34%    N/A    7.14%     6.53%   -0.39%     N/A    4.56%     1.86%
AIT Select Value Opportunity
  Fund                          4/30/93   4/20/94  -17.53%  2.70%    8.60%     8.39%  -23.62%   1.62%    8.48%     8.21%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98    8/1/00  -23.79%    N/A   -5.04%   -24.61%  -29.31%     N/A   -5.99%   -26.66%
AIM V.I. Blue Chip Fund        12/29/99    5/1/01  -27.24%    N/A  -20.46%   -24.56%  -32.48%     N/A  -21.92%   -27.87%
AIM V.I. Premier Equity Fund     5/5/93    8/1/00  -31.27% -3.60%    6.29%   -23.52%  -36.25%  -4.49%    6.29%   -25.59%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.54%    N/A  -17.27%   -24.21%  -29.05%     N/A  -21.87%   -29.67%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.77%    N/A   -2.93%   -25.91%  -28.33%     N/A   -3.88%   -31.25%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91    8/1/00  -23.39%  1.97%    9.36%    -9.01%  -28.96%   1.02%    9.36%   -11.49%
Alliance Premier Growth
  Portfolio                     6/26/92    8/1/00  -31.84% -2.94%    7.49%   -28.29%  -36.78%  -3.84%    7.48%   -30.25%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.80%    N/A    1.15%   -17.39%  -14.44%     N/A   -3.28%   -23.34%
AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.29%    N/A   -9.06%   -15.89%  -20.47%     N/A  -13.05%   -21.94%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International
  Value Equity Series          10/29/92   4/20/94  -11.70% -1.39%    3.00%     3.00%  -18.14% -2.38%    2.83%     2.83%
Delaware VIP Growth
  Opportunities Series
  (Service Class)               7/12/91    8/1/00  -26.17%  0.64%    5.75%   -23.28%  -31.50% -0.28%    5.74%   -25.34%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.14%    N/A   -0.50%    -0.50%   -8.26%    N/A   -4.86%    -4.86%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86   4/20/94  -18.15% -1.14%    8.22%     7.79%  -24.25% -2.28%    8.04%     7.55%
Fidelity VIP Growth Portfolio   10/9/86   4/20/94  -31.12% -1.80%    6.88%     7.00%  -36.35% -2.92%    6.69%     6.74%
Fidelity VIP High Income
  Portfolio                     9/19/85   4/20/94    1.94% -7.40%    1.97%     0.57%   -5.50% -8.42%    1.85%     0.34%
Fidelity VIP Overseas
  Portfolio                     1/28/87   4/20/94  -21.44% -5.34%    3.19%    -0.16%  -27.18% -6.30%    3.12%    -0.35%
Fidelity VIP II Asset Manager
  Portfolio                      9/6/89   5/11/94  -10.05% -0.01%    5.53%     5.01%  -16.57% -0.97%    5.49%     4.89%
Fidelity VIP II Contrafund
  Portfolio (Service Class 2)    1/3/95    5/1/01  -10.92%  1.96%   10.39%    -9.76%  -17.34%  1.03%   10.26%   -13.72%
Fidelity VIP III Growth
  Opportunities Portfolio
  (Service Class 2)              1/3/95    8/1/00  -23.14% -7.85%    3.30%   -20.65%  -28.68% -8.70%    3.10%   -22.77%
Fidelity VIP III Mid Cap
  Portfolio (Service Class 2)  12/28/98    5/1/02  -11.38%    N/A   13.73%   -14.28%  -17.77%    N/A   12.88%   -20.46%
Fidelity VIP III Value
  Strategies
  Portfolio (Service Class 2)   2/20/02    5/1/02      N/A    N/A  -21.49%   -25.17%      N/A    N/A  -27.15%   -30.56%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and
  Income Securities Fund        1/24/89    8/1/00   -8.52% -1.31%    1.37%    -5.75%  -15.12% -2.22%    1.37%    -8.27%
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.48%  0.43%    4.42%   -18.09%  -31.78% -0.50%    4.07%   -23.99%
FT VIP Franklin Small Cap Fund  11/1/95    8/1/00  -29.72% -1.40%    4.81%   -24.86%  -34.81% -2.32%    4.59%   -26.91%
FT VIP Mutual Shares
  Securities Fund               11/8/96    5/1/02  -13.08%  2.49%    5.07%   -15.56%  -19.34%  1.56%    4.69%   -21.64%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.74% -3.54%    6.22%   -21.56%  -25.52% -4.42%    6.22%   -27.21%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences
  Fund                          5/22/97   8/1/00   -25.55%  3.73%    4.99%   -13.01%  -30.95%  2.84%    4.40%   -15.36%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio    9/13/93   8/1/00   -27.79% -3.29%    4.61%   -27.68%  -33.02% -4.19%    4.61%   -29.65%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   8/1/00   -22.91%    N/A    2.53%   -19.56%  -28.48%    N/A    1.52%   -21.73%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00   5/1/02   -44.17%    N/A  -26.74%   -29.02%  -48.19%    N/A  -28.50%   -34.13%
MFS New Discovery Series         5/1/98   5/1/02   -32.82%    N/A    0.87%   -25.30%  -37.66%    N/A   -0.12%   -30.68%
MFS Total Return Series          1/3/95   5/1/02    -6.77%  3.25%    8.86%    -8.24%  -13.49%  2.36%    8.72%   -14.85%
MFS Utilities Series             1/3/95   5/1/02   -24.04% -2.30%    7.40%   -16.34%  -29.51% -3.20%    7.25%   -22.36%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85   5/1/02   -28.07%  0.60%    8.31%   -21.51%  -33.25% -0.32%    8.31%   -27.16%
Oppenheimer Global Securities
  Fund/VA                      11/12/90   5/1/02   -23.52%  3.63%   10.03%   -23.04%  -29.03%  2.75%   10.03%   -28.59%
Oppenheimer High Income
  Fund/VA                       4/30/86   5/1/02    -4.04% -1.63%    4.90%    -5.40%  -10.95% -2.53%    4.90%   -12.21%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95   5/1/02   -20.19% -4.87%    6.36%   -19.54%  -25.94% -5.74%    6.18%   -25.34%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87   5/1/02   -11.93%  1.33%    6.26%   -10.32%  -18.27%  0.40%    6.26%   -16.78%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
  Portfolio                    10/30/98   8/1/00    -2.85%    N/A    1.27%   -15.14%   -9.86%    N/A    0.15%   -17.41%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95   8/1/00     0.79%  0.47%    8.37%     3.06%   -6.48% -0.45%    8.22%     0.31%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   8/1/00   -36.46%    N/A  -13.98%   -38.63%  -41.06%    N/A  -15.30%   -40.32%
SVS Dreman Financial Services
  Portfolio                      5/4/98   8/1/00    -9.84%    N/A   -0.88%     1.16%  -16.36%    N/A   -1.87%    -1.56%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94   5/1/95   -19.48% -5.59%   -0.58%    -1.13%  -25.37% -6.56%   -0.77%    -1.46%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                 Net of all Charges
                                                                                           10 Years
                                                            Sub-                 10 Years   or Life
                                                  Fund   Account                  or Life   of Sub-
                                             Inception Inception       1      5   of Fund   Account
Sub-Accounts                                      Date      Date    Year  Years (if less) (if less)
---------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                          4/29/85   2/1/00   -24.56% -3.74%    5.08%   -17.52%
AIT Equity Index Fund                         9/28/90   2/1/00   -23.35% -2.20%    7.35%   -15.04%
AIT Government Bond Fund                      8/26/91   2/1/00     7.69%  5.36%    4.90%     7.76%
AIT Money Market Fund                         4/29/85   2/1/00     0.19%  3.09%    3.15%     2.53%
AIT Select Aggressive Growth Fund             8/21/92   2/1/00   -29.89% -9.72%    1.95%   -26.14%
AIT Select Capital Appreciation Fund          4/28/95   2/1/00   -22.74%  1.91%    8.23%    -6.64%
AIT Select Emerging Markets Fund              2/20/98   2/1/00   -11.97%    N/A   -9.43%   -21.67%
AIT Select Growth Fund                        8/21/92   2/1/00   -28.65% -6.03%    3.27%   -23.99%
AIT Select Growth and Income Fund             8/21/92   2/1/00   -26.39% -5.49%    4.21%   -16.60%
AIT Select International Equity Fund           5/2/94   2/1/00   -20.54% -3.85%    1.61%   -16.84%
AIT Select Investment Grade Income Fund       4/29/85   2/1/00     6.57%  5.07%    5.52%     7.52%
AIT Select Strategic Growth Fund              2/20/98   2/1/00   -47.16%    N/A  -24.70%   -38.80%
AIT Select Strategic Income Fund               7/3/00   5/1/01     7.34%    N/A    7.14%     6.54%
AIT Select Value Opportunity Fund             4/30/93   2/1/00   -17.53%  2.71%    8.59%     8.32%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                5/1/98   5/1/01   -23.80%    N/A   -5.04%   -22.31%
AIM V.I. Blue Chip Fund                      12/29/99   5/1/01   -27.24%    N/A  -20.46%   -24.57%
AIM V.I. Premier Equity Fund                   5/5/93   5/1/01   -31.27% -3.59%    6.30%   -25.79%
AIM V.I. Basic Value Fund (Series II Shares)  9/10/01   5/1/02   -23.55%    N/A  -17.27%   -24.21%
AIM V.I. Capital Development Fund
  (Series II Shares)                           5/1/98   5/1/02   -22.77%    N/A   -2.93%   -25.91%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio          1/14/91   5/1/01   -23.39%  1.97%    9.36%   -18.62%
Alliance Premier Growth Portfolio             6/26/92   5/1/01   -31.85% -2.94%    7.49%   -27.66%
Alliance Technology Portfolio                 1/11/96   5/1/02   -42.69% -1.99%    0.41%   -32.28%
AllianceBernstein Small Cap Value Portfolio    5/1/01   5/1/02    -7.79%    N/A    1.15%   -17.39%
AllianceBernstein Value Portfolio              5/1/01   5/1/02   -14.29%    N/A   -9.06%   -15.88%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Net of all Charges
                                                                                                       10 Years
                                                                        Sub-                 10 Years   or Life
                                                              Fund   Account                  or Life   of Sub-
                                                         Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                  Date      Date    Year  Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series           10/29/92   2/1/00   -11.70% -1.39%    4.17%    -6.59%
Delaware VIP Growth Opportunities Series (Service Class)  7/12/91   5/1/01   -26.18%  0.66%    5.75%   -18.23%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                   5/1/01   5/1/01    -1.14%    N/A   -0.50%    -0.50%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                      10/9/86   2/1/00   -18.15% -1.13%    8.21%    -5.12%
Fidelity VIP Growth Portfolio                             10/9/86   2/1/00   -31.12% -1.79%    6.88%   -21.36%
Fidelity VIP High Income Portfolio                        9/19/85   2/1/00     1.95% -7.39%    1.97%   -11.93%
Fidelity VIP Overseas Portfolio                           1/28/87   2/1/00   -21.44% -5.33%    3.19%   -20.38%
Fidelity VIP II Asset Manager Portfolio                    9/6/89   2/1/00   -10.05% -0.01%    5.53%    -6.23%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                                        1/3/95   5/1/01   -10.91%  1.96%   10.39%    -9.76%
Fidelity VIP III Growth Opportunities Portfolio
  (Service Class 2)                                        1/3/95   5/1/01   -23.15% -7.85%    3.30%   -19.19%
Fidelity VIP III Mid Cap Portfolio
  (Service Class 2)                                      12/28/98   5/1/02   -11.39%    N/A   13.73%   -14.28%
Fidelity VIP III Value Strategies Portfolio
  (Service Class 2)                                       2/20/02   5/1/02       N/A    N/A  -21.49%   -25.17%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income
  Securities Fund                                         1/24/89   5/1/01    -8.52% -1.31%    1.37%   -18.17%
FT VIP Franklin Large Cap Growth
  Securities Fund                                          5/1/96   5/1/02   -26.49%  0.42%    4.42%   -18.09%
FT VIP Franklin Small Cap Fund                            11/1/95   5/1/01   -29.72% -1.40%    4.81%   -22.60%
FT VIP Franklin Small Cap Value Securities Fund            5/1/98   5/1/02   -10.58%    N/A   -1.02%   -20.64%
FT VIP Mutual Shares Securities Fund                      11/8/96   5/1/02   -13.09%  2.48%    5.07%   -15.56%
FT VIP Templeton Foreign Securities Fund                   5/1/92   5/1/02   -19.74% -3.54%    6.22%   -21.56%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                          5/22/97   5/1/01   -25.55%  3.74%    5.00%   -15.35%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                Net of all Charges
                                                                                          10 Years
                                                           Sub-                 10 Years   or Life
                                                 Fund   Account                  or Life   of Sub-
                                            Inception Inception       1      5   of Fund   Account
Sub-Accounts                                     Date      Date    Year  Years (if less) (if less)
--------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 9/13/93   5/1/01   -27.78% -2.56%    5.04%   -28.80%
Janus Aspen Growth and Income Portfolio       5/1/98   5/1/01   -22.90%    N/A    2.54%   -20.57%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                     5/1/00   5/1/02   -44.17%    N/A  -26.74%   -29.03%
MFS New Discovery Series                      5/1/98   5/1/02   -32.83%    N/A    0.87%   -25.30%
MFS Total Return Series                       1/3/95   5/1/02    -6.78%  3.25%    8.86%    -8.24%
MFS Utilities Series                          1/3/95   5/1/02   -24.04% -2.30%    7.40%   -16.33%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA      4/3/85   5/1/02   -28.08%  0.60%    8.31%   -21.51%
Oppenheimer Global Securities Fund/VA       11/12/90   5/1/02   -23.52%  3.63%   10.03%   -23.05%
Oppenheimer High Income Fund/VA              4/30/86   5/1/02    -4.04% -1.63%    4.90%    -5.39%
Oppenheimer Main Street Growth & Income
  Fund/VA                                     7/5/95   5/1/02   -20.19% -4.87%    6.36%   -19.54%
Oppenheimer Multiple Strategies Fund/VA       2/9/87   5/1/02   -11.93%  1.33%    6.26%   -10.32%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio      10/30/98   5/1/01    -2.86%    N/A    1.29%    -3.68%
Pioneer Real Estate Shares VCT Portfolio      3/1/95   5/1/01     0.79%  0.47%    8.37%     4.92%

Scudder Variable Series II
Scudder Technology Growth Portfolio           5/3/99   5/1/01   -36.48%    N/A  -13.99%   -34.04%
SVS Dreman Financial Services Portfolio       5/4/98   5/1/01    -9.85%    N/A   -0.88%    -6.54%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio  3/31/94   2/1/00   -19.48% -5.59%   -0.57%   -19.57%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                  With Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85   10/1/01  -24.60% -3.79%    5.02%   -14.93%  -24.69%  -5.41%    3.04%   -15.08%
AIT Equity Index Fund           9/28/90   10/1/01  -23.39% -2.25%    7.30%   -12.52%  -23.54%  -3.85%    5.44%   -12.78%
AIT Government Bond Fund        8/26/91   10/1/01    7.64%  5.32%    4.85%     5.52%    7.51%   3.14%    2.08%     5.32%
AIT Money Market Fund           4/29/85   10/1/01    0.15%  3.05%    3.10%     0.40%   -0.08%   0.90%    0.22%     0.03%
AIT Select Aggressive Growth    8/21/92   10/1/01  -29.93% -9.75%    1.91%   -14.69%  -30.00% -11.43%    0.07%   -14.80%
  Fund
AIT Select Capital              4/28/95   10/1/01  -22.78%  1.86%    8.18%    -3.92%  -22.84%   0.14%    6.67%    -4.03%
  Appreciation Fund
AIT Select Emerging Markets     2/20/98   10/1/01  -12.01%    N/A   -9.46%     8.75%  -12.08%     N/A  -10.92%     8.64%
  Fund
AIT Select Growth Fund          8/21/92   10/1/01  -28.69% -6.07%    3.23%   -17.78%  -28.80%  -7.51%    1.15%   -17.97%
AIT Select Growth and Income    8/21/92   10/1/01  -26.43% -5.53%    4.16%   -15.03%  -26.45%  -7.25%    2.21%   -15.07%
  Fund
AIT Select International         5/2/94   10/1/01  -20.58% -3.88%    1.57%   -11.37%  -20.75%  -5.54%   -0.35%   -11.67%
  Equity Fund
AIT Select Investment Grade     4/29/85   10/1/01    6.51%  5.02%    5.47%     4.70%    6.28%   2.83%    2.83%     4.33%
  Income Fund
AIT Select Strategic Growth     2/20/98   10/1/01  -47.18%    N/A  -24.73%   -20.41%  -47.21%     N/A  -25.86%   -20.45%
  Fund
AIT Select Strategic Income      7/3/00   10/1/01    7.29%    N/A    7.09%     4.88%    7.12%     N/A    6.93%     4.61%
  Fund
AIT Select Value Opportunity    4/30/93   10/1/01  -17.57%  2.67%    8.54%    -0.01%  -17.73%   0.52%    6.58%    -0.27%
  Fund

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth       5/1/98   10/1/01  -23.83%    N/A   -5.08%    -9.40%  -23.91%     N/A   -6.34%    -9.54%
  Fund
AIM V.I. Blue Chip Fund        12/29/99   10/1/01  -27.27%    N/A  -20.49%   -15.08%  -27.28%     N/A  -21.58%   -15.10%
AIM V.I. Premier Equity Fund     5/5/93   10/1/01  -31.31% -3.64%    6.24%   -19.74%  -31.34%  -5.11%    4.68%   -19.81%
AIM V.I. Basic Value Fund       9/10/01    5/1/02  -23.58%    N/A  -17.31%   -24.23%  -23.66%     N/A  -17.44%   -24.31%
  (Series II Shares)
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.80%    N/A   -2.98%   -25.93%  -22.81%     N/A   -2.98%   -25.94%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income      1/14/91   10/1/01  -23.43%  1.92%    9.31%   -12.45%  -23.63%   0.17%    7.39%   -12.77%
  Portfolio
Alliance Premier Growth         6/26/92   10/1/01  -31.88% -2.99%    7.44%   -18.33%  -32.08%  -4.35%    5.70%   -18.66%
  Portfolio
Alliance Technology Portfolio   1/11/96    5/1/02  -42.71% -2.03%    0.36%   -32.30%  -42.72%  -2.03%    0.35%   -32.30%
AllianceBernstein Small Cap      5/1/01    5/1/02   -7.84%    N/A    1.10%   -17.42%   -7.85%     N/A    1.09%   -17.43%
  Value Portfolio
AllianceBernstein Value          5/1/01    5/1/02  -14.34%    N/A   -9.11%   -15.91%  -14.35%     N/A   -9.12%   -15.92%
  Portfolio

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                 Without Contract Fee
                                                                                                             10 Years
                                                                              Sub-                 10 Years   or Life
                                                                    Fund   Account                  or Life   of Sub-
                                                               Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                        Date      Date    Year  Years (if less) (if less)
----------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                 10/29/92   10/1/01  -11.75% -1.43%    4.13%    -3.46%
Delaware VIP Growth Opportunities Series (Service Class)        7/12/91   10/1/01  -26.21%  0.60%    5.70%    -6.07%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                         5/1/01   10/1/01   -1.19%    N/A   -0.51%    -1.07%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                            10/9/86   10/1/01  -18.19% -1.17%    8.16%    -8.40%
Fidelity VIP Growth Portfolio                                   10/9/86   10/1/01  -31.15% -1.84%    6.83%   -16.02%
Fidelity VIP High Income Portfolio                              9/19/85   10/1/01    1.89% -7.43%    1.93%     4.07%
Fidelity VIP Overseas Portfolio                                 1/28/87   10/1/01  -21.48% -5.37%    3.14%   -11.06%
Fidelity VIP II Asset Manager Portfolio                          9/6/89   10/1/01  -10.10% -0.05%    5.48%    -2.36%
Fidelity VIP II Contrafund Portfolio (Service Class 2)           1/3/95   10/1/01  -10.96%  1.92%   10.34%    -3.76%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                       1/3/95   10/1/01  -23.18% -7.89%    3.25%   -11.61%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)           12/28/98    5/1/02  -11.43%    N/A   13.68%   -14.31%
Fidelity VIP III Value Strategies Portfolio (Service Class 2)   2/20/02    5/1/02      N/A    N/A  -21.52%   -25.19%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund               1/24/89   10/1/01   -8.56% -1.35%    1.32%     4.01%
FT VIP Franklin Large Cap Growth Securities Fund                 5/1/96    5/1/02  -26.52%  0.38%    4.37%   -18.12%
FT VIP Franklin Small Cap Fund                                  11/1/95   10/1/01  -29.75% -1.45%    4.76%    -9.03%
FT VIP Franklin Small Cap Value Securities Fund                  5/1/98    5/1/02  -10.62%    N/A   -1.07%   -20.67%
FT VIP Mutual Shares Securities Fund                            11/8/96    5/1/02  -13.13%  2.43%    5.02%   -15.59%
FT VIP Templeton Foreign Securities Fund                         5/1/92    5/1/02  -19.77% -3.58%    6.17%   -21.59%

                                                                              With Contract Fee*
                                                                              10 Years  10 Years
                                                                               or Life   or Life
                                                                               of Fund   of Sub-
                                                                     1      5      (if   Account
Sub-Accounts                                                      Year  Years    less) (if less)
------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value Equity Series                 -11.76% -3.27%   1.98%    -3.48%
Delaware VIP Growth Opportunities Series (Service Class)       -26.23% -0.85%   3.65%    -6.09%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund                        -1.22%    N/A  -0.55%    -1.13%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                           -18.43% -3.11%   6.36%    -8.81%
Fidelity VIP Growth Portfolio                                  -31.27% -3.20%   5.10%   -16.22%
Fidelity VIP High Income Portfolio                               1.82% -9.77%  -0.27%     3.95%
Fidelity VIP Overseas Portfolio                                -21.49% -7.00%   1.33%   -11.08%
Fidelity VIP II Asset Manager Portfolio                        -10.11% -1.91%   3.33%    -2.39%
Fidelity VIP II Contrafund Portfolio (Service Class 2)         -10.99%  0.33%   9.05%    -3.80%
Fidelity VIP III Growth Opportunities Portfolio (Service
  Class 2)                                                     -23.18% -9.64%   1.94%   -11.62%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)           -11.44%    N/A  13.68%   -14.32%
Fidelity VIP III Value Strategies Portfolio (Service Class 2)      N/A    N/A -21.53%   -25.20%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund               -8.57% -3.68%  -1.08%     4.00%
FT VIP Franklin Large Cap Growth Securities Fund               -26.52%  0.38%   4.37%   -18.12%
FT VIP Franklin Small Cap Fund                                 -29.82% -3.03%   3.06%    -9.14%
FT VIP Franklin Small Cap Value Securities Fund                -10.62%    N/A  -1.08%   -20.68%
FT VIP Mutual Shares Securities Fund                           -13.13%  2.43%   5.02%   -15.59%
FT VIP Templeton Foreign Securities Fund                       -19.83% -3.60%   6.16%   -21.65%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences
  Fund                          5/22/97   10/1/01  -25.59%  3.69%    4.94%   -18.09%  -25.61%  2.23%    3.49%   -18.13%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio    9/13/93   10/1/01  -27.82% -2.60%    4.99%   -14.06%  -27.92% -3.96%    3.19%   -14.22%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   10/1/01  -22.94%    N/A    2.49%   -12.64%  -22.97%    N/A    1.50%   -12.69%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.19%    N/A  -26.77%   -29.04%  -44.20%    N/A  -26.78%   -29.05%
MFS New Discovery Series         5/1/98    5/1/02  -32.86%    N/A    0.82%   -25.32%  -32.86%    N/A    0.82%   -25.33%
MFS Total Return Series          1/3/95    5/1/02   -6.82%  3.20%    8.81%    -8.27%   -6.83%  3.20%    8.81%    -8.28%
MFS Utilities Series             1/3/95    5/1/02  -24.08% -2.35%    7.35%   -16.37%  -24.08% -2.35%    7.35%   -16.37%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.11%  0.55%    8.26%   -21.53%  -28.11%  0.55%    8.26%   -21.54%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.56%  3.58%    9.98%   -23.07%  -23.57%  3.58%    9.98%   -23.08%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -4.08% -1.68%    4.84%    -5.42%   -4.14% -1.69%    4.84%    -5.48%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.23% -4.91%    6.31%   -19.56%  -20.24% -4.91%    6.31%   -19.57%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.97%  1.28%    6.20%   -10.35%  -11.97%  1.28%    6.20%   -10.36%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
  Portfolio                    10/30/98   10/1/01   -2.90%    N/A    7.10%     9.00%   -2.93%    N/A    5.66%     8.95%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95   10/1/01    0.74%  0.42%    8.32%     2.91%    0.70% -2.30%    6.51%     2.84%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   10/1/01  -36.49%    N/A  -14.01%   -14.28%  -36.50%    N/A  -14.48%   -14.30%
SVS Dreman Financial Services
  Portfolio                      5/4/98   10/1/01   -9.88%    N/A   -0.93%    -4.34%   -9.90%    N/A   -2.54%    -4.38%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94   10/1/01  -19.52% -5.63%   -0.62%    -9.45%  -19.62% -7.29%   -2.62%    -9.62%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                       Without Contract Fee                  With Contract Fee*
                                                                   10 Years                            10 Years
                                    Sub-                 10 Years   or Life                  10 Years   or Life
                          Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                     Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts              Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund  4/29/85   12/3/01  -24.60% -3.79%    5.02%   -22.58%  -24.68%  -5.17%    3.35%   -22.73%
AIT Equity Index
  Fund                9/28/90   12/3/01  -23.39% -2.24%    7.30%   -20.77%  -23.46%  -3.60%    5.73%   -20.91%
AIT Government Bond
  Fund                8/26/91   12/3/01    7.64%  5.32%    4.85%     6.42%    7.56%   3.47%    2.52%     6.28%
AIT Money Market
  Fund                4/29/85   12/3/01    0.15%  3.05%    3.11%     0.19%    0.07%   1.24%    0.69%     0.04%
AIT Select
  Aggressive Growth
  Fund                8/21/92   12/3/01  -29.93% -9.75%    1.91%   -27.01%  -30.00% -11.18%    0.35%   -27.16%
AIT Select Capital
  Appreciation Fund   4/28/95   12/3/01  -22.78%  1.86%    8.18%   -16.79%  -22.85%   0.39%    6.89%   -16.94%
AIT Select Emerging
  Markets Fund        2/20/98   12/3/01  -12.01%    N/A   -9.46%    -6.83%  -12.01%     N/A  -10.66%    -6.83%
AIT Select Growth
  Fund                8/21/92   12/3/01  -28.69% -6.07%    3.23%   -26.42%  -28.76%  -7.30%    1.47%   -26.56%
AIT Select Growth
  and Income Fund     8/21/92   12/3/01  -26.43% -5.53%    4.16%   -23.67%  -26.50%  -7.01%    2.50%   -23.81%
AIT Select
  International
  Equity Fund          5/2/94   12/3/01  -20.58% -3.88%    1.57%   -16.99%  -20.66%  -5.27%   -0.05%   -17.14%
AIT Select
  Investment Grade
  Income Fund         4/29/85   12/3/01    6.51%  5.02%    5.47%     5.12%    6.44%   3.18%    3.25%     4.97%
AIT Select
  Strategic Growth
  Fund                2/20/98   12/3/01  -47.19%    N/A  -24.73%   -41.28%  -47.26%     N/A  -25.76%   -41.42%
AIT Select
  Strategic Income
  Fund                 7/3/00   12/3/01    7.29%    N/A    7.09%     5.48%    7.21%     N/A    7.00%     5.34%
AIT Select Value
  Opportunity Fund    4/30/93   12/3/01  -17.57%  2.67%    8.54%   -10.26%  -17.65%   0.85%    6.89%   -10.40%

AIM Variable Insurance Funds
AIM V.I. Aggressive
  Growth Fund          5/1/98   12/3/01  -23.83%    N/A   -5.08%   -19.65%  -23.90%     N/A   -6.15%   -19.80%
AIM V.I. Blue Chip
  Fund               12/29/99   12/3/01  -27.27%    N/A  -20.49%   -24.69%  -27.35%     N/A  -21.49%   -24.83%
AIM V.I. Premier
  Equity Fund          5/5/93   12/3/01  -31.31% -3.64%    6.24%   -28.27%  -31.38%  -4.90%    4.91%   -28.41%
AIM V.I. Basic
  Value Fund
  (Series II Shares)  9/10/01    5/1/02  -23.58%    N/A  -17.31%   -24.23%  -23.58%     N/A  -17.31%   -24.23%
AIM V.I. Capital
  Development
  Fund (Series II
  Shares)              5/1/98    5/1/02  -22.80%    N/A   -2.98%   -25.94%  -22.80%     N/A   -2.98%   -25.94%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and
  Income Portfolio    1/14/91   12/3/01  -23.43%  1.91%    9.30%   -20.43%  -23.51%   0.44%    7.69%   -20.58%
Alliance Premier
  Growth Portfolio    6/26/92   12/3/01  -31.88% -2.99%    7.43%   -28.80%  -31.96%  -4.13%    5.96%   -28.94%
Alliance Technology
  Portfolio           1/11/96    5/1/02  -42.71% -2.03%    0.36%   -32.30%  -42.71%  -2.03%    0.36%   -32.30%
AllianceBernstein
  Small Cap Value
  Portfolio            5/1/01    5/1/02   -7.85%    N/A    1.10%   -17.42%   -7.85%     N/A    1.10%   -17.42%
AllianceBernstein
  Value Portfolio      5/1/01    5/1/02  -14.34%    N/A   -9.11%   -15.91%  -14.34%     N/A   -9.11%   -15.91%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                       Without Contract Fee                 With Contract Fee*
                                                                                   10 Years                           10 Years
                                                    Sub-                 10 Years   or Life                 10 Years   or Life
                                          Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                                     Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                              Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------------

Delaware VIP Trust
Delaware VIP International Value
  Equity Series                      10/29/92   12/3/01  -11.75% -1.43%    4.13%    -9.42%  -11.82% -3.01%    2.30%    -9.56%
Delaware VIP Growth Opportunities
  Series (Service Class)              7/12/91   12/3/01  -26.21%  0.61%    5.70%   -20.00%  -26.29% -0.65%    3.96%   -20.14%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income
  Fund                                 5/1/01   12/3/01   -1.19%    N/A   -0.50%    -1.18%   -1.27%    N/A   -0.59%    -1.32%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio  10/9/86   12/3/01  -18.19% -1.17%    8.16%   -14.91%  -18.27% -2.79%    6.65%   -15.06%
Fidelity VIP Growth Portfolio         10/9/86   12/3/01  -31.16% -1.83%    6.83%   -28.47%  -31.23% -3.00%    5.36%   -28.61%
Fidelity VIP High Income Portfolio    9/19/85   12/3/01    1.89% -7.43%    1.93%     1.65%    1.82% -9.42%    0.07%     1.50%
Fidelity VIP Overseas Portfolio       1/28/87   12/3/01  -21.48% -5.37%    3.15%   -19.61%  -21.55% -6.78%    1.60%   -19.75%
Fidelity VIP II Asset Manager
  Portfolio                            9/6/89   12/3/01  -10.10% -0.05%    5.48%    -8.51%  -10.17% -1.65%    3.66%    -8.66%
Fidelity VIP II Contrafund
  Portfolio (Service Class 2)          1/3/95   12/3/01  -10.96%  1.91%   10.33%    -8.05%  -11.04%  0.55%    9.23%    -8.20%
Fidelity VIP III Growth
  Opportunities Portfolio (Service
  Class 2)                             1/3/95   12/3/01  -23.18% -7.89%    3.25%   -20.53%  -23.26% -9.41%    2.12%   -20.67%
Fidelity VIP III Mid Cap
  Portfolio (Service Class 2)        12/28/98    5/1/02  -11.43%    N/A   13.68%   -14.31%  -11.43%    N/A   13.68%   -14.31%
Fidelity VIP III Value Strategies
  Portfolio (Service Class 2)         2/20/02    5/1/02      N/A    N/A  -21.53%   -25.19%      N/A    N/A  -21.53%   -25.19%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and
  Income Securities Fund              1/24/89   12/3/01   -8.56% -1.35%    1.32%    -1.98%   -8.64% -3.35%   -0.71%    -2.13%
FT VIP Franklin Large Cap
  Growth Securities Fund               5/1/96    5/1/02  -26.52%  0.38%    4.37%   -18.12%  -26.52%  0.38%    4.37%   -18.12%
FT VIP Franklin Small Cap Fund        11/1/95   12/3/01  -29.75% -1.44%    4.76%   -24.46%  -29.83% -2.80%    3.31%   -24.60%
FT VIP Franklin Small Cap Value
  Securities Fund                      5/1/98    5/1/02  -10.62%    N/A   -1.07%   -20.67%  -10.62%    N/A   -1.07%   -20.67%
FT VIP Mutual Shares Securities Fund  11/8/96    5/1/02  -13.13%  2.43%    5.02%   -15.59%  -13.13%  2.43%    5.02%   -15.59%
FT VIP Templeton Foreign Securities
  Fund                                 5/1/92    5/1/02  -19.78% -3.59%    6.17%   -21.59%  -19.78% -3.59%    6.17%   -21.59%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                      Without Contract Fee                 With Contract Fee*
                                                                                  10 Years                           10 Years
                                                   Sub-                 10 Years   or Life                 10 Years   or Life
                                         Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                                    Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                             Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
-----------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund     5/22/97   12/3/01  -25.59%  3.69%    4.94%   -25.67%  -25.66%  2.43%    3.69%   -25.82%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio         9/13/93   12/3/01  -27.82% -2.60%    4.99%   -24.72%  -27.90% -3.76%    3.47%   -24.86%
Janus Aspen Growth and Income
  Portfolio                           5/1/98   12/3/01  -22.94%    N/A    2.49%   -19.84%  -23.02%    N/A    1.63%   -19.98%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series             5/1/00    5/1/02  -44.19%    N/A  -26.77%   -29.05%  -44.19%    N/A  -26.77%   -29.05%
MFS New Discovery Series              5/1/98    5/1/02  -32.86%    N/A    0.82%   -25.32%  -32.86%    N/A    0.82%   -25.32%
MFS Total Return Series               1/3/95    5/1/02   -6.82%  3.20%    8.81%    -8.27%   -6.82%  3.20%    8.81%    -8.27%
MFS Utilities Series                  1/3/95    5/1/02  -24.08% -2.35%    7.35%   -16.36%  -24.08% -2.35%    7.35%   -16.36%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation
  Fund/VA                             4/3/85    5/1/02  -28.11%  0.55%    8.26%   -21.53%  -28.11%  0.55%    8.26%   -21.53%
Oppenheimer Global Securities
  Fund/VA                           11/12/90    5/1/02  -23.56%  3.58%    9.98%   -23.07%  -23.56%  3.58%    9.98%   -23.07%
Oppenheimer High Income Fund/VA      4/30/86    5/1/02   -4.09% -1.68%    4.84%    -5.43%   -4.09% -1.68%    4.84%    -5.43%
Oppenheimer Main Street Growth
  & Income Fund/VA                    7/5/95    5/1/02  -20.23% -4.91%    6.31%   -19.57%  -20.23% -4.91%    6.31%   -19.57%
Oppenheimer Multiple Strategies
  Fund/VA                             2/9/87    5/1/02  -11.97%  1.28%    6.20%   -10.35%  -11.97%  1.28%    6.20%   -10.35%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
  Portfolio                         10/30/98   12/3/01   -2.90%    N/A    7.10%    -0.83%   -2.98%    N/A    5.85%    -0.97%
Pioneer Real Estate Shares VCT
  Portfolio                           3/1/95   12/3/01    0.74%  0.42%    8.32%     3.17%    0.66% -1.90%    6.77%     3.03%

Scudder Variable Series II
Scudder Technology Growth Portfolio   5/3/99   12/3/01  -36.49%    N/A  -14.01%   -34.14%  -36.56%    N/A  -14.47%   -34.28%
SVS Dreman Financial Services
  Portfolio                           5/4/98   12/3/01   -9.88%    N/A   -0.93%    -6.99%   -9.96%    N/A   -2.33%    -7.13%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
  Portfolio                          3/31/94   12/3/01  -19.52% -5.63%   -0.62%   -15.94%  -19.60% -7.05%   -2.31%   -16.08%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

            Allmerica Advantage Variable Annuity . ExecAnnuity Plus
                      Immediate Advantage . Premier Choice
  Products are issued by Allmerica Financial Life Insurance and Annuity Company
               (First Allmerica Financial Life Insurance Company
                               in NY) and offered
                by VeraVest Investments, Inc., member NASD/SIPC.




















                          [LOGO ALLMERICA FINANCIAL]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
   First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
      Allmerica Trust Company, N.A. . VeraVest Investments, Inc. . VeraVest
              Investment Advisors, Inc. . Financial Profiles, Inc.
            The Hanover Insurance Company . AMGRO, Inc. . Allmerica
    Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of
                       America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653


AFSANNRPT2 (12/02)

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-6293) and First Allmerica Financial Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-8114), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.